Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Outstanding Balances Between the Group and the Parent Company, Other Shareholders, Associates and Other Related Parties

The outstanding balances between the Group and the Parent company, other shareholders, associates and other related parties as of December 31, 2018 and 2017 are as follows:

	12.31.2018	12.31.2017
Related companies
InterCement Brasil S.A.
Accounts payable	(70,721,829)	(4,019,486)
Loma Negra Holding GmbH
Other receivables	4,897,103	—
Cimpor Trading e Inversiones S.A.
Trade accounts receivables	—	8,620,086
Other receivables	4,190,711	—
Accounts payable	(8,021,979)	(287,626,698)
InterCement Portugal, S.A.
Trade accounts receivable	—	20,475,521
Accounts payable	(189,356,958)	(94,704,178)
Sacopor S.A.
Accounts payable	—	(20,898,026)

Summary of Balances of Related Party Transactions	Summary of balances as of December 31, 2018 and 2017 is as follows:

Trade accounts receivable	—	29,095,607
Other receivables	9,087,814	—
Accounts payable	(268,100,226)	(407,248,388)

Disclosure of Transactions Between the Group and Parent Companies, Associates and Related Parties

The transactions between the Group and parent companies, associates and related parties for the years ended December 31, 2018, 2017 and 2016 are detailed as follows:

Associates		12.31.2018	12.31.2017	12.31.2016
InterCement Brasil S.A.	Interest and Exchange rate differences	7,569,170	14,469,575	(86,622,923)
InterCement Brasil S.A.	Purchase of Goods and Services	(107,028,203)	(30,830,685)	(1,114,049,021)
Cimpor Trading e Inversiones S.A.	Exchange rate differences	60,190,985	2,708,445	(3,804,020)
Cimpor Trading e Inversiones S.A.	Purchase of Goods and Services	(63,336,270)	(149,471,817)	(400,515,308)
Cimpor Trading e Inversiones S.A.	Services provided	47,908,302	8,624,287	48,217,743
InterCement Portugal, S.A.	Exchange rate differences	(3,126,013)	2,549,625	—
InterCement Portugal, S.A.	Services received	(229,818,677)	(98,689,606)	—
InterCement Portugal, S.A.	Services provided	—	12,920,788	8,790,801
Sacopor S.A.	Exchange rate differences	2,359,392	(470,651)	—
Sacopor S.A.	Purchase of Goods	262,876	(35,962,291)	—
Yguazú Cementos S.A.	Exchange rate differences	—	—	(9,617,402)
Yguazú Cementos S.A.	Services provided	—	—	7,747,255

Disclosure of Dividend
Dividends approved
	12.31.2018	12.31.2017	12.31.2016
InterCement Brasil S.A.	—	767,641,862	958,367,142
Third parties	—	4,285,977	114,294,585

Total	—	771,927,839	1,072,661,727